Employee Benefit Plans - Net Periodic Benefit Cost Related to Continuing and Discontinued Operations of All Defined Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Components of Net Periodic Benefit Cost
Service cost	$ 225	$ 229	$ 194
Interest cost	247	260	277
Expected return on plan assets	(280)	(224)	(184)
Amortization of prior service cost (credit)	9	10	11
Recognized net actuarial loss (gain)	165	167	186
Net periodic benefit cost	366	442	484
Int'l (Pension Benefits) [Member]
Components of Net Periodic Benefit Cost
Service cost	98	90	79
Interest cost	178	169	144
Expected return on plan assets	(175)	(147)	(125)
Amortization of prior service cost (credit)		2	1
Recognized net actuarial loss (gain)	46	55	35
Net periodic benefit cost	147	169	134
Other Benefits [Member]
Components of Net Periodic Benefit Cost
Service cost	10	11	9
Interest cost	42	46	47
Amortization of prior service cost (credit)	(7)	3	9
Recognized net actuarial loss (gain)	(5)	(7)	(15)
Net periodic benefit cost	$ 40	$ 53	$ 50